PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Large Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.4%
Communication Services: 6.1%
754,125
AT&T, Inc.
$ 21,326,655
4 .0
117,507
(1)
Pinterest, Inc. - Class A
3,642,717
0 .7
712,813
(1)
Warner Bros
Discovery, Inc.
7,648,483
1 .4
32,617,855
6 .1
Consumer Discretionary: 4.2%
936
Booking Holdings, Inc.
4,312,068
0 .8
141,031  Las Vegas Sands
Corp.
5,448,028
1 .0
26,927
Lowe's Cos., Inc.
6,280,184
1 .2
37,073
Tapestry, Inc.
2,610,310
0 .5
23,552
Williams-Sonoma, Inc.
3,723,571
0 .7
22,374,161
4 .2
Consumer Staples: 10.9%
442,823  Albertsons Cos., Inc.
- Class A
9,737,678
1 .8
718,727
Kenvue, Inc.
17,235,073
3 .2
196,930
McCormick & Co., Inc.
16,209,308
3 .1
92,276  Philip Morris
International, Inc.
14,646,970
2 .8
57,829,029
10 .9
Energy: 8.0%
111,391  Chesapeake Energy
Corp.
12,400,046
2 .3
102,340
Chevron Corp.
17,120,459
3 .2
55,873
EOG Resources, Inc.
7,165,154
1 .4
171,121
HF Sinclair Corp.
5,626,458
1 .1
42,312,117
8 .0
Financials: 21.8%
143,360  American International
Group, Inc.
12,463,719
2 .3
42,696  Arthur J Gallagher &
Co.
14,740,367
2 .8
381,172
Bank of America Corp.
15,906,308
3 .0
145,268  Bank of New York
Mellon Corp.
12,183,627
2 .3
106,380
Citigroup, Inc.
7,551,916
1 .4
16,521  Goldman Sachs
Group, Inc.
9,025,257
1 .7
79,280  Intercontinental
Exchange, Inc.
13,675,800
2 .6
125,237
Lazard, Inc.
5,422,762
1 .0
54,138  PNC Financial
Services Group, Inc.
9,515,836
1 .8
143,784
SLM Corp.
4,222,936
0 .8
156,747
Wells Fargo & Co.
11,252,867
2 .1
115,961,395
21 .8
Health Care: 16.8%
69,625
Abbott Laboratories
9,235,756
1 .7
37,385
AbbVie, Inc.
7,832,905
1 .5
31,051
Alcon, Inc.
2,947,671
0 .6
185,232  Bristol-Myers Squibb
Co.
11,297,300
2 .1
20,579
Cigna Group
6,770,491
1 .3
12,374
McKesson Corp.
8,327,578
1 .6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,742
(1)
Mettler-Toledo
International, Inc.
$ 5,599,875
1 .1
11,991
Stryker Corp.
4,463,650
0 .8
18,838  Thermo Fisher
Scientific, Inc.
9,373,789
1 .8
24,809  UnitedHealth Group,
Inc.
12,993,714
2 .4
15,065  Universal Health
Services, Inc. - Class B
2,830,714
0 .5
15,787
(1)
Vertex
Pharmaceuticals, Inc.
7,653,853
1 .4
89,327,296
16 .8
Industrials: 11.7%
54,141
3M Co.
7,951,147
1 .5
72,680
(1)
Boeing Co.
12,395,574
2 .3
19,911
Deere & Co.
9,345,228
1 .8
41,113
Dover Corp.
7,222,732
1 .4
95,625  Johnson Controls
International PLC
7,660,519
1 .4
13,522
Parker-Hannifin Corp.
8,219,348
1 .5
15,073
(1)
Saia, Inc.
5,266,958
1 .0
3,017
TransDigm Group, Inc.
4,173,386
0 .8
62,234,892
11 .7
Information Technology: 6.6%
9,203
(1)
Adobe, Inc.
3,529,627
0 .7
13,701
Broadcom, Inc.
2,293,958
0 .4
1,657  Constellation Software,
Inc.
5,247,602
1 .0
175,741
(1)
Dropbox, Inc. - Class A
4,694,042
0 .9
36,746
(1)
Globant SA
4,325,739
0 .8
75,676  Micron Technology,
Inc.
6,575,488
1 .3
19,496  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
3,236,336
0 .6
21,074
(1)
Workday, Inc. - Class A
4,921,411
0 .9
34,824,203
6 .6
Materials: 3.0%
138,826
Alcoa Corp.
4,234,193
0 .8
53,169  CF Industries
Holdings, Inc.
4,155,157
0 .8
39,613
Crown Holdings, Inc.
3,535,856
0 .6
34,178
Nucor Corp.
4,112,981
0 .8
16,038,187
3 .0
Real Estate: 5.4%
124,933
Boston Properties, Inc.
8,394,248
1 .6
30,665  Extra Space Storage,
Inc.
4,553,446
0 .9
101,595
Welltower, Inc.
15,565,370
2 .9
28,513,064
5 .4
Utilities: 4.9%
60,567
DTE Energy Co.
8,374,599
1 .6
105,499
Duke Energy Corp.
12,867,713
2 .4
440,822
(2)
Prime AET&D Holdings
No 1
—
—

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Large Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
59,632  Public Service
Enterprise Group, Inc.
$ 4,907,714
0 .9
26,150,026
4 .9
Total Common Stock
(Cost $475,373,863)
528,182,225
99 .4
CORPORATE BONDS/NOTES: —%
Financial: —%
1,216,000
(2)(3)
Tropicana
Entertainment LLC
/ Tropicana Finance
Corp., 9.625%,
12/15/2014 —
—
Total Corporate Bonds/
Notes
(Cost $787,907)
—
—
OTHER: 0.0%
Energy: 0.0%
1,685,000
(2)(4)(5)
Samson Investment
Co.
—
0.0
Total Other
(Cost $30,842)
—
0.0
WARRANTS: —%
Information Technology: —%
1,823
(2)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $476,192,612)
528,182,225
99 .4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.6%
Mutual Funds: 0.6%
3,194,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $3,194,000) $ 3,194,000 0 .6
Total Short-Term
Investments
(Cost $3,194,000)
3,194,000
0 .6
Total Investments in
Securities
(Cost $479,386,612) $ 531,376,225 100 .0
Liabilities in Excess
of Other Assets (50,851) 0.0
Net Assets $ 531,325,374 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Defaulted security.
(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Large Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 32,617,855 $ — $ — $ 32,617,855
Consumer Discretionary 22,374,161 — — 22,374,161
Consumer Staples 57,829,029 — — 57,829,029
Energy 42,312,117 — — 42,312,117
Financials 115,961,395 — — 115,961,395
Health Care 89,327,296 — — 89,327,296
Industrials 62,234,892 — — 62,234,892
Information Technology 34,824,203 — — 34,824,203
Materials 16,038,187 — — 16,038,187
Real Estate 28,513,064 — — 28,513,064
Utilities 26,150,026 — — 26,150,026
Total Common Stock 528,182,225 — — 528,182,225
Warrants — — — —
Short-Term Investments 3,194,000 — — 3,194,000
Total Investments, at fair value $ 531,376,225 $ — $ — $ 531,376,225
At March 31, 2025, Voya Large Cap Value Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Samson Investment Co. 6/28/2017 $ 30,842 $ —
$ 30,842 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 69,185,326
Gross Unrealized Depreciation (17,195,713)
Net Unrealized Appreciation $ 51,989,613